Document and Entity Information	Feb. 26, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 26, 2025
Entity Registrant Name	ARDENT HEALTH PARTNERS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-42180
Entity Tax Identification Number	61-1764793
Entity Address, Address Line One	340 Seven Springs Way
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Brentwood
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37027
City Area Code	615
Local Phone Number	296-3000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $.01 par value per share
Trading Symbol	ARDT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001756655